ACCRUED LIABILITIES: (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
ACCRUED LIABILITIES:
Compensation	$ 9,788	$ 9,445
Other employee benefits	7,185	7,825
Taxes, other than income	3,284	2,776
Advertising and promotions	19,805	19,133
Other	6,420	6,401
Total accrued liabilities	$ 46,482	$ 45,580